Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 13:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2016	2017
Government institutions	$22,777	$29,816
Accrued royalties to the OCS (See Note 19f)	495	276
Accrued expenses and other current liabilities	18,000	23,053
Total	$41,272	$53,145